CAMBIAR INTERNATIONAL EQUITY FUND (First Prospectus Summary) | CAMBIAR INTERNATIONAL EQUITY FUND
CAMBIAR INTERNATIONAL EQUITY FUND
FUND INVESTMENT OBJECTIVE
The Cambiar International Equity Fund (the "Fund") seeks total return and capital preservation.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold
Institutional Class Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	CAMBIAR INTERNATIONAL EQUITY FUND Institutional Class Shares
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		CAMBIAR INTERNATIONAL EQUITY FUND Institutional Class Shares
Management Fees		1.05%
Other Expenses		0.38%
Total Annual Fund Operating Expenses		1.43%
Less Fee Reductions and/or Expense Reimbursements		(0.38%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[1]	1.05%
[1]	Cambiar Investors LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.05% of the Fund's Institutional Class Shares' average daily net assets until September 1, 2012. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and 1.05% to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on September 1, 2012.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
CAMBIAR INTERNATIONAL EQUITY FUND Institutional Class Shares	107	415	745	1,680

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The goal of the Fund is to provide above-average performance in both rising and falling market periods by investing in stocks that have limited downside risk and positive upside potential. The Fund normally seeks to achieve its goal by investing at least 80% of its net assets in equity securities of foreign companies. This investment policy may be changed by the Fund upon 60 days'
prior notice to shareholders. In addition, the Fund may invest in derivatives, including options and total return swaps, in an effort to increase returns, to hedge against the risk of unfavorable price movements in the underlying instruments, to provide economic exposure to a security or issuer, to manage cash flows or currency exposure, or to address tax considerations.

In selecting investments for the Fund, the Fund's adviser, Cambiar Investors
LLC ("Cambiar" or the "Adviser"), focuses predominantly on medium to large market capitalization equity securities of non-U.S. companies, foreign companies with U.S.-only listings and some U.S. corporations where the preponderance of business activity lies outside the United States. The majority of these companies operate in "established" markets; however, when opportunities warrant, the Adviser may invest, without limit, in securities of companies in "emerging market" countries. An "emerging market" country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets.
Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries. In many circumstances, the Fund purchases American Depositary
Receipt listings ("ADRs") of foreign companies on U.S. exchanges, rather than foreign shares on foreign exchanges, to facilitate greater liquidity and lower custodial expenses.

The Adviser's primary analysis criteria is active individual company selection based on the relative merits and valuation of the underlying corporate entity.
The Adviser employs a relative value approach, whereby it searches for companies trading at the low end of historic and sectoral valuation ranges, with a strong market position or product franchise and good overall financial condition. The Adviser's selection and screening criteria are extremely qualitative, and the Adviser makes little attempt to time market or sector movements. The following are typical factors the Adviser considers when purchasing stocks:

o    Low price-earnings ratio relative to historic norms and peer group;

o    Low cash flow multiple relative to historic norms and peer group;

o    New product and/or restructuring potential under-appreciated by the marketplace;

o    Sudden stock price decline caused by flight of "momentum investors"
     with little change in fundamentals; and

o    Excessive investor pessimism in relation to overall outlook for company over the medium to long term.

The Adviser also utilizes active country selection as a secondary selection criteria, which is overlaid on the bottom-up criteria described above. The
Adviser's country allocation does not seek to replicate any particular index's country allocation by global capitalization or regional capitalization.
However, the Adviser seeks to avoid specific countries where it is deemed that there exists a high likelihood of economic and financial turbulence due to poor or worsening economic fundamentals, and may seek larger positions in countries where specific economic risk factors are overestimated by the marketplace, causing depressed valuations. A similar approach will be used with regard to overweighting or underweighting specific industrial sectors by country.

The Adviser will tend to hold securities for longer periods of time. Positions held will be carefully reexamined when, for example:

o    The stock has realized its price target;

o    It experiences exaggerated price moves relative to actual
     developments; or

o    There is a material change in company fundamentals or market conditions.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities.  Although ADRs and European
Depositary Receipts ("EDRs") are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United
States. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in
non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility;
restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk.  As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of a Fund's assets measured in U.S. dollars may be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance.

The Fund may invest in derivatives. Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses.  Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund.
Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. There can be no assurance that the Adviser's use of derivatives will be successful in achieving their intended goals.

Additionally, derivative instruments, particularly market access products, are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. When determining whether a counterparty is creditworthy, the Adviser considers factors such as credit rating agency analysis, broker-dealer credit spreads and financial statements among others.  The Adviser regularly monitors the creditworthiness of each counterparty that the Fund enters into a transaction with and maintains an approved list of counterparties.

The Fund may purchase or sell options, which involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium.  Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss).
Over-the-counter options also involve counterparty risk.

The Fund may enter into total return swaps, which are contracts whereby one party agrees to make payments of the total return from a reference instrument during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. A reference instrument may be a single asset, a pool of assets or an index of assets. The primary risks associated with total return swaps are counterparty risk, which means the counterparty fails to meet its obligations, and market risk, meaning that the Fund is subject to the risk that it could lose its entire investment.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is inaccurate, the fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the
Fund will perform in the future.

As of the date of this prospectus, Institutional Class Shares of the Fund have not commenced operations and therefore have no performance information to report. The performance information provided shows the returns of the Investor
Class Shares of the Fund, which are offered in a separate prospectus.
Institutional Class Shares of the Fund would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Investor Class Shares differ from the expenses of
Institutional Class Shares. If the expenses of Investor Class Shares are higher than the expenses of the Institutional Class Shares, returns for Investor Class
Shares would be lower than those of the Institutional Class Shares.

Updated performance information is available by calling 1-866-777-8227.

During the periods shown in the chart, the Fund's Investor Class Shares'
highest return for a quarter was 29.93% (quarter ended 06/30/2003) and the lowest return for a quarter was (32.95)% (quarter ended 09/30/2008).
The Fund's Investor Class Shares total return from 1/1/2011 to 6/30/2011 was 8.05%.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
Average Annual Total Returns CAMBIAR INTERNATIONAL EQUITY FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class Shares	Fund Returns Before Taxes	12.83%	4.59%	4.25%	8.71%	Sep. 02, 1997
Institutional Class Shares After Taxes on Distributions	Fund Returns After Taxes on Distributions	12.78%	3.61%	3.64%	8.23%	Sep. 02, 1997
Institutional Class Shares After Taxes on Distributions and Sales	Fund Returns After Taxes on Distributions and Sale of Fund Shares	8.72%	3.94%	3.72%	7.86%	Sep. 02, 1997
Morgan Stanley Capital International EAFE Index	Morgan Stanley Capital International EAFE Index (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	3.50%	4.49%	Sep. 02, 1997